Long Term Debt (Details) - Schedule of Long-term Debt Instruments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Original Loan	$ 114,975	$ 64,975
Interest Rate	12.00%
Current Portion	$ 59,552	38,308
Long Term Portion	$ 6,991	$ 16,521
Line of Credit [Member]
Debt Instrument [Line Items]
Date of Loan		Aug. 27, 2014
Original Loan		$ 50,000
Purpose		Credit Line
Interest Rate		24.00%
Term		18 months
Current Portion		$ 33,847
Long Term Portion		$ 7,533
Loans Payable [Member]
Debt Instrument [Line Items]
Date of Loan	Sep. 01, 2014	Sep. 01, 2014
Original Loan	$ 14,975	$ 14,975
Purpose	Truck loan	Truck loan
Interest Rate	9.00%	9.00%
Term	36 months	36 months
Current Portion	$ 4,654	$ 4,461
Long Term Portion	$ 6,991	$ 8,988